Related Party Transactions (Narrative) (Details) (USD $)	0 Months Ended				12 Months Ended
	Feb. 08, 2012	May 01, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 NEW BAY LLC [Member]	Dec. 31, 2012 Director of the Bank [Member]
Description of Related Party Leasing Arrangements	The purpose of the lease is to store documents, consumable supplies, equipment, and furniture not currently in use by the Bank. The Bank paid $18,700 in the year 2012, which is reflected in the 2012 Consolidated Statement of Operations within occupancy expense of premises.	The rent shall be reset every five years thereafter at the fair market rental value at the end of each preceding five year period.
Operating Leases, Rent Expense					$ 165,000	$ 18,700
Operating Leases, Rent Expense, Monthly Amount					13,750.0
Operating Leases, Lease Term					25 years
Operating Leases, Future Minimum Payments Due, Next Twelve Months			1,007,000		165,000	20,400
Property, Plant and Equipment, Gross			$ 18,566,000	$ 17,432,000	$ 943,000